UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.

JOHCM Emerging Markets Discovery Fund
Advisor Shares/JOMEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Advisor Shares)	$63	1.34%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,107,573
Total number of portfolio holdings	118
Portfolio turnover rate as of the end of the reporting period	65.47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.1%
PharmaResearch Co. Ltd.	2.0%
Narayana Hrudayalaya Ltd.	2.0%
Arcadyan Technology Corp.	1.7%
Varun Beverages Ltd.	1.5%
Alior Bank S.A.	1.4%
Mrs Bectors Food Specialities Ltd.	1.4%
Pan American Silver Corp.	1.4%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27, 0.00%, 10/25/27	1.4%
Elite Material Co. Ltd.	1.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets.
A more detailed explanation of how the Fund defines “emerging markets” and “discovery criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM Emerging Markets Discovery Fund
Institutional Shares/JOMMX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Discovery Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Discovery Fund (Institutional Shares)	$58	1.24%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,107,573
Total number of portfolio holdings	118
Portfolio turnover rate as of the end of the reporting period	65.47%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Phoenix Mills (The) Ltd.	2.1%
PharmaResearch Co. Ltd.	2.0%
Narayana Hrudayalaya Ltd.	2.0%
Arcadyan Technology Corp.	1.7%
Varun Beverages Ltd.	1.5%
Alior Bank S.A.	1.4%
Mrs Bectors Food Specialities Ltd.	1.4%
Pan American Silver Corp.	1.4%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27, 0.00%, 10/25/27	1.4%
Elite Material Co. Ltd.	1.3%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, to comply with recent Securities and Exchange Commission rule amendments relating to a fund's name, the Fund modified its investment policy as follows:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities issued by companies that meet the portfolio managers’ “discovery criteria” and that are located in emerging markets, including frontier markets.
A more detailed explanation of how the Fund defines “emerging markets” and “discovery criteria” can be found in the Fund's prospectus. In order to satisfy notice requirements related to an investment policy change, the Fund continued to comply with both its old and new investment policies concurrently through May 1, 2025, after which time only the new investment policy applied.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM Emerging Markets Opportunities Fund
Advisor Shares/JOEIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Advisor Shares)	$56	1.13%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,117,286,730
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	9.28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM Emerging Markets Opportunities Fund
Institutional Shares/JOEMX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Institutional Shares)	$51	1.04%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,117,286,730
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	9.28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM Emerging Markets Opportunities Fund
Investor Shares/JOEAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM Emerging Markets Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Emerging Markets Opportunities Fund (Investor Shares)	$63	1.28%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,117,286,730
Total number of portfolio holdings	58
Portfolio turnover rate as of the end of the reporting period	9.28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Tencent Holdings Ltd.	9.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
Meituan - Class B	4.9%
Emaar Properties PJSC	4.1%
Trip.com Group Ltd.	4.0%
Hong Kong Exchanges & Clearing Ltd.	3.1%
Itau Unibanco Holding S.A. - ADR	2.9%
HDFC Bank Ltd. - ADR	2.8%
Aldar Properties PJSC	2.8%
Barrick Gold Corp.	2.7%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM Global Select Fund
Advisor Shares/JOGEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM Global Select Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Global Select Fund (Advisor Shares)	$53	1.11%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$21,404,876
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	54.31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	3.6%
SAP S.E.	3.1%
Alphabet, Inc. - Class A	3.1%
Trip.com Group Ltd.	3.0%
Amazon.com, Inc.	3.0%
S&P Global, Inc.	2.9%
MercadoLibre, Inc.	2.9%
Intercontinental Exchange, Inc.	2.9%
Grab Holdings Ltd. - Class A	2.9%
Sea Ltd. - ADR	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.87% of average daily net assets of the Fund and to limit fund operating expenses to 1.06% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM Global Select Fund
Institutional Shares/JOGIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM Global Select Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM Global Select Fund (Institutional Shares)	$48	1.01%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$21,404,876
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	54.31%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
NVIDIA Corp.	3.6%
SAP S.E.	3.1%
Alphabet, Inc. - Class A	3.1%
Trip.com Group Ltd.	3.0%
Amazon.com, Inc.	3.0%
S&P Global, Inc.	2.9%
MercadoLibre, Inc.	2.9%
Intercontinental Exchange, Inc.	2.9%
Grab Holdings Ltd. - Class A	2.9%
Sea Ltd. - ADR	2.8%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.87% of average daily net assets of the Fund and to limit fund operating expenses to 0.96% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM International Opportunities Fund
Institutional Shares/JOPSX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM International Opportunities Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Opportunities Fund (Institutional Shares)	$25	0.50%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$80,190,629
Total number of portfolio holdings	41
Portfolio turnover rate as of the end of the reporting period	32.02%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Deutsche Boerse A.G.	4.2%
Shell PLC	4.1%
National Grid PLC	3.7%
Siemens A.G. - REG	3.6%
Merck KGaA	3.6%
Thales S.A.	3.4%
Sanofi S.A.	3.4%
SoftBank Corp.	3.3%
Daifuku Co. Ltd.	3.2%
Ebara Corp.	3.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM International Select Fund
Institutional Shares/JOHIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Institutional Shares)	$47	0.97%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,457,880,531
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	48.97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Sea Ltd. - ADR	2.6%
Sony Group Corp.	2.6%
NEC Corp.	2.5%
ORIX Corp.	2.5%
UBS Group A.G. - REG	2.5%
Spotify Technology S.A.	2.5%
Argenx S.E.	2.5%
Zalando S.E.	2.5%
Hong Kong Exchanges & Clearing Ltd.	2.5%
Wise PLC - Class A	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 0.95% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

JOHCM International Select Fund
Investor Shares/JOHAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the JOHCM International Select Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JOHCM International Select Fund (Investor Shares)	$58	1.20%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,457,880,531
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	48.97%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Sea Ltd. - ADR	2.6%
Sony Group Corp.	2.6%
NEC Corp.	2.5%
ORIX Corp.	2.5%
UBS Group A.G. - REG	2.5%
Spotify Technology S.A.	2.5%
Argenx S.E.	2.5%
Zalando S.E.	2.5%
Hong Kong Exchanges & Clearing Ltd.	2.5%
Wise PLC - Class A	2.5%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, JOHCM (USA) Inc, the Fund's investment adviser, contractually agreed to a reduction in management fees to 0.84% of average daily net assets of the Fund and to limit fund operating expenses to 1.18% of average daily net assets of the Fund through February 1, 2026.
This is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/JOHCM/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/JOHCM/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/JOHCM/.
JOHCM FUNDS

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

JOHCM EMERGING MARKETS DISCOVERY FUND
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
JOHCM GLOBAL SELECT FUND
JOHCM INTERNATIONAL OPPORTUNITIES FUND
JOHCM INTERNATIONAL SELECT FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2025

PERPETUAL AMERICAS FUNDS TRUST
TABLE OF CONTENTS
March 31, 2025

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.0%
Belgium	1.1%
Cenergy Holdings S.A.		44,926	$453,446
Melexis N.V.		1,888	106,310
			559,756
Brazil	4.6%
C&A MODAS S.A.(a)		254,000	472,707
Cia Brasileira de Aluminio(a)		271,400	228,765
Embraer S.A. - ADR(a)		11,746	542,665
Hapvida Participacoes e Investimentos S.A.(a)(b)		391,600	151,659
Inter & Co., Inc. - Class A		27,814	152,421
Pagseguro Digital Ltd. - Class A(a)		56,555	431,515
Rumo S.A.		132,200	375,765
			2,355,497
Canada	3.4%
Capstone Copper Corp.(a)		87,518	450,651
OceanaGold Corp.		164,788	549,656
Pan American Silver Corp.		28,222	728,974
			1,729,281
China	14.4%
Akeso, Inc.(a)(b)		40,000	394,149
AsiaInfo Technologies Ltd.(b)		250,456	287,623
Bethel Automotive Safety Systems Co. Ltd. - Class A		57,620	497,905
China National Building Material Co. Ltd. - Class H		1,328,000	685,360
GDS Holdings Ltd. - ADR(a)		12,303	311,635
Hesai Group(a)		5,233	77,448
Kingdee International Software Group Co. Ltd.(a)		219,000	372,825
Medlive Technology Co. Ltd.(b)		135,000	227,998
Meitu, Inc.(a)(b)		703,500	495,080
Q Technology Group Co. Ltd.(a)		509,000	488,741
Sunny Optical Technology Group Co. Ltd.		47,500	438,493
TAL Education Group - ADR(a)		45,318	598,651
Tongcheng Travel Holdings Ltd.		214,000	575,411
Weilong Delicious Global Holdings Ltd.		165,200	323,209
Xinyi Glass Holdings Ltd.		494,000	488,717
Yantai China Pet Foods Co. Ltd. - Class A		95,200	567,299
Yihai International Holding Ltd.		310,000	540,996
			7,371,540
Cyprus	0.9%
Theon International PLC		18,672	481,576
Greece	2.0%
OPAP S.A.		26,901	534,412
Piraeus Financial Holdings S.A.		83,413	458,333
			992,745
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hong Kong	2.2%
Cowell e Holdings, Inc.(a)		117,000	$433,714
Sinotruk Hong Kong Ltd.		193,000	524,210
SUNeVision Holdings Ltd.		182,503	162,308
			1,120,232
India	20.4%
Ashoka Buildcon Ltd.(a)		211,591	472,907
Aster DM Healthcare Ltd.(b)		93,726	527,635
Brigade Enterprises Ltd.		55,110	625,062
Cartrade Tech Ltd.(a)		16,791	321,881
Cholamandalam Financial Holdings Ltd.		31,614	645,169
Exide Industries Ltd.		97,749	410,440
Genus Power Infrastructures Ltd.		191,788	582,220
Jyothy Labs Ltd.		112,725	431,940
Mrs Bectors Food Specialities Ltd.		42,943	732,360
Narayana Hrudayalaya Ltd.		50,531	996,717
PB Fintech Ltd.(a)		34,718	641,135
Phoenix Mills (The) Ltd.		55,814	1,069,489
PNC Infratech Ltd.		111,466	327,865
Raymond Ltd.		25,974	425,066
Shriram Finance Ltd.		79,333	605,853
Sobha Ltd.		19,697	281,872
Thermax Ltd.		9,212	392,507
VA Tech Wabag Ltd.(a)		11,762	198,822
Varun Beverages Ltd.		119,788	753,748
			10,442,688
Indonesia	0.8%
Aspirasi Hidup Indonesia Tbk PT		5,604,800	168,601
Bank Syariah Indonesia Tbk PT		1,665,700	233,433
			402,034
Luxembourg	0.8%
Zabka Group S.A.(a)		76,266	408,574
Macau	0.8%
MGM China Holdings Ltd.		293,200	395,336
Mexico	3.0%
Alsea S.A.B. de C.V.		174,400	370,881
Banco del Bajio S.A.(b)		31,000	67,349
BBB Foods, Inc. - Class A(a)		20,242	540,056
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		40,914	213,571
GCC S.A.B. de C.V.		36,700	336,970
			1,528,827
Netherlands	1.2%
SBM Offshore N.V.		28,088	598,523
New Zealand	0.4%
a2 Milk (The) Co. Ltd.		43,561	216,771
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Peru	0.9%
Intercorp Financial Services, Inc.		14,361	$475,780
Philippines	0.7%
Century Pacific Food, Inc.		588,600	376,147
Poland	2.3%
Alior Bank S.A.		23,905	741,753
Budimex S.A.		1,325	194,588
Diagnostyka S.A.(a)		7,016	241,843
			1,178,184
Russia	0.0%
Ozon Holdings PLC - ADR(a)(c)		7,516	—
Saudi Arabia	1.3%
Al-Dawaa Medical Services Co.		7,246	159,254
AlKhorayef Water & Power Technologies Co.(a)		5,921	259,564
Saudi Ground Services Co.		19,297	264,260
			683,078
Singapore	0.8%
Yangzijiang Shipbuilding Holdings Ltd.		226,400	397,338
South Africa	1.6%
Aspen Pharmacare Holdings Ltd.		11,454	102,500
Foschini Group Ltd.		31,873	216,448
Impala Platinum Holdings Ltd.(a)		68,628	472,460
			791,408
South Korea	10.5%
BNK Financial Group, Inc.		78,327	549,408
Classys, Inc.		17,000	656,357
Cosmax, Inc.		3,737	419,254
Coway Co. Ltd.		5,123	282,218
DL E&C Co. Ltd.		8,258	234,621
HD HYUNDAI MIPO		6,602	476,253
Hyundai Rotem Co. Ltd.		7,378	530,621
NH Investment & Securities Co. Ltd.		56,040	537,651
PharmaResearch Co. Ltd.		4,393	999,269
Samsung Heavy Industries Co. Ltd.(a)		29,734	274,278
Sanil Electric Co. Ltd.		7,318	262,453
SKC Co. Ltd.(a)		2,147	152,366
			5,374,749
Taiwan	15.8%
Alltop Technology Co. Ltd.		70,000	568,645
Arcadyan Technology Corp.		124,000	849,923
Asia Vital Components Co. Ltd.		37,750	534,539
ASPEED Technology, Inc.		5,120	474,141
Elan Microelectronics Corp.		136,000	563,560
Elite Material Co. Ltd.		41,000	686,721
Gold Circuit Electronics Ltd.		85,000	526,462
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Johnson Health Tech Co. Ltd.		107,000	$642,456
King Slide Works Co. Ltd.		8,000	407,549
King Yuan Electronics Co. Ltd.		201,000	545,485
Kinik Co.		49,000	324,090
Sports Gear Co. Ltd.		77,000	275,575
Taiwan Paiho Ltd.		218,000	417,550
Universal Microwave Technology, Inc.		39,000	462,193
Visual Photonics Epitaxy Co. Ltd.		114,000	397,108
Voltronic Power Technology Corp.		8,550	399,818
			8,075,815
Thailand	1.4%
Fabrinet(a)		1,042	205,805
Muangthai Capital PCL - NVDR		211,800	230,138
NSL Foods PCL - NVDR		319,800	267,068
			703,011
Turkey	1.3%
MLP Saglik Hizmetleri A.S.(a)(b)		14,908	124,552
Ulker Biskuvi Sanayi A.S.(a)		167,809	532,718
			657,270
United Arab Emirates	1.4%
Burjeel Holdings PLC		485,637	187,161
Emaar Development PJSC		94,686	314,350
Presight AI Holding PLC(a)		405,475	222,581
			724,092
TOTAL COMMON STOCKS (Cost $46,760,533)			48,040,252
EQUITY-LINKED SECURITIES	2.1%
Singapore	2.1%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(a)		317,996	713,945
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(a)		20,318	343,451
			1,057,396
TOTAL EQUITY-LINKED SECURITIES (Cost $717,583)			1,057,396
PREFERRED STOCKS	0.6%
Brazil	0.6%
Marcopolo S.A., 1.04%(d)		303,400	325,387
TOTAL PREFERRED STOCKS (Cost $391,644)			325,387
SHORT-TERM INVESTMENTS	2.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(e)		1,236,452	1,236,452
TOTAL SHORT-TERM INVESTMENTS (Cost $1,236,452)			1,236,452
TOTAL INVESTMENTS (Cost $49,106,212)	99.1%		50,659,487
NET OTHER ASSETS (LIABILITIES)	0.9%		448,086
NET ASSETS	100.0%		$51,107,573

See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $2,276,045 or 4% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
At March 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Discovery Fund were:
Sector Allocation	% of Net Assets
Information Technology	18.8%
Industrials	15.6
Financials	12.7
Consumer Staples	12.3
Consumer Discretionary	12.2
Health Care	9.0
Materials	7.0
Real Estate	5.3
Utilities	1.6
Energy	1.2
Communication Services	1.0
Total	96.7%
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.0%
Brazil	6.7%
Arcos Dorados Holdings, Inc. - Class A		636,273	$5,128,360
Automob Participacoes S.A.(a)		7,214,350	316,061
B3 S.A. - Brasil Bolsa Balcao		9,673,057	20,578,628
Banco BTG Pactual S.A.(a)		3,814,553	22,527,217
Petroleo Brasileiro S.A. - ADR		1,482,035	21,252,382
Vamos Locacao de Caminhoes Maquinas e Equipamentos S.A.(a)		6,265,918	4,820,402
			74,623,050
Canada	2.7%
Barrick Gold Corp.		1,563,182	30,388,258
China	30.3%
China Oilfield Services Ltd. - Class H		9,546,288	7,898,399
China Resources Land Ltd.		5,542,000	18,383,971
ENN Energy Holdings Ltd.		2,940,176	24,301,370
H World Group Ltd.		1,578,300	5,847,545
Imeik Technology Development Co. Ltd. - Class A		344,620	8,472,040
Kunlun Energy Co. Ltd.		4,590,000	4,485,208
Meituan - Class B(a)(b)		2,724,476	54,823,186
NetEase, Inc.		540,000	11,093,011
Proya Cosmetics Co. Ltd. - Class A		1,317,183	14,986,075
Tencent Holdings Ltd.		1,613,584	103,101,489
Tongcheng Travel Holdings Ltd.		3,090,824	8,310,726
Trip.com Group Ltd.		699,730	44,479,618
Tsingtao Brewery Co. Ltd. - Class H		2,405,730	17,324,117
Xiaomi Corp. - Class B(a)(b)		2,110,000	13,351,511
Xinyi Solar Holdings Ltd.		5,263,325	2,033,819
			338,892,085
Hong Kong	3.1%
Hong Kong Exchanges & Clearing Ltd.		792,677	35,261,610
India	10.7%
HCL Technologies Ltd.		354,324	6,563,965
HDFC Bank Ltd. - ADR		470,706	31,273,707
ICICI Bank Ltd. - ADR		411,006	12,954,909
Infosys Ltd. - ADR		233,519	4,261,722
Larsen & Toubro Ltd.		508,344	20,672,463
Reliance Industries Ltd.		568,760	8,455,943
Tata Consultancy Services Ltd.		512,000	21,538,086
UltraTech Cement Ltd.		101,157	13,568,306
			119,289,101
Indonesia	4.9%
Bank Mandiri Persero Tbk PT(a)		76,472,903	23,740,051
Bank Rakyat Indonesia Persero Tbk PT		81,769,354	19,766,270
Mitra Adiperkasa Tbk PT		137,050,909	11,140,376
			54,646,697
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Mexico	4.8%
Bolsa Mexicana de Valores S.A.B. de C.V.		2,781,979	$4,619,299
Cemex S.A.B. de C.V. - ADR		3,969,446	22,268,592
Grupo Financiero Banorte S.A.B. de C.V., Series O		1,776,756	12,322,557
Wal-Mart de Mexico S.A.B. de C.V.		5,222,846	14,383,914
			53,594,362
Russia	0.0%
Gazprom PJSC - ADR(a)(c)		306,786	—
Globaltrans Investment PLC - REG - GDR(a)(c)		757,185	—
			—
Singapore	2.1%
Sea Ltd. - ADR(a)		177,801	23,201,252
South Africa	2.2%
FirstRand Ltd.		6,192,582	24,335,737
South Korea	5.3%
Samsung Electronics Co. Ltd.		556,611	22,067,107
Samsung Electronics Co. Ltd. - REG - GDR		7,188	7,079,534
SK Hynix, Inc.		124,201	16,556,743
SK Square Co. Ltd.(a)		206,465	13,225,556
			58,928,940
Taiwan	10.5%
President Chain Store Corp.		397,927	3,014,210
Taiwan Semiconductor Manufacturing Co. Ltd.		3,015,816	84,934,397
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		31,114	5,164,924
Yuanta Financial Holding Co. Ltd.		24,197,827	24,800,610
			117,914,141
United Arab Emirates	7.8%
Abu Dhabi Commercial Bank PJSC		3,497,992	10,366,626
Aldar Properties PJSC		13,684,482	31,250,828
Emaar Properties PJSC		12,534,170	45,392,860
			87,010,314
United Kingdom	2.4%
Anglogold Ashanti PLC		714,898	26,537,014
United States	2.5%
MercadoLibre, Inc.(a)		14,067	27,442,888
TOTAL COMMON STOCKS (Cost $984,645,300)			1,072,065,449
PREFERRED STOCKS	3.1%
Brazil	3.1%
Azul S.A. - ADR(a)		1,091,964	1,790,821
Itau Unibanco Holding S.A. - ADR, 4.52%(d)		5,965,276	32,809,017
			34,599,838
TOTAL PREFERRED STOCKS (Cost $42,368,846)			34,599,838
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	1.0%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(e)		11,432,457	$11,432,457
TOTAL SHORT-TERM INVESTMENTS (Cost $11,432,457)			11,432,457
TOTAL INVESTMENTS (Cost $1,038,446,603)	100.1%		1,118,097,744
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(811,014)
NET ASSETS	100.0%		$1,117,286,730

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $68,174,697 or 6% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)Current yield is disclosed. Dividends are calculated based on a percentage of issuer's net income.
(e)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
REG – Registered
At March 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM Emerging Markets Opportunities Fund were:
Sector Allocation	% of Net Assets
Financials	24.6%
Information Technology	16.4
Consumer Discretionary	14.1
Communication Services	12.3
Real Estate	8.5
Materials	8.3
Consumer Staples	4.4
Industrials	3.6
Energy	3.4
Utilities	2.6
Health Care	0.8
Total	99.0%
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.2%
Belgium	2.0%
KBC Group N.V.		4,715	$429,742
Canada	4.3%
Ivanhoe Mines Ltd. - Class A(a)		56,670	481,225
Wheaton Precious Metals Corp.		5,625	436,669
			917,894
China	3.0%
Trip.com Group Ltd.		10,048	638,720
France	2.5%
Schneider Electric S.E.		2,337	539,486
Germany	5.7%
SAP S.E.		2,482	665,051
Siemens Energy A.G.(a)		9,510	563,772
			1,228,823
Hong Kong	2.8%
Hong Kong Exchanges & Clearing Ltd.		13,362	594,398
Ireland	2.4%
Jazz Pharmaceuticals PLC(a)		4,122	511,746
Italy	2.4%
Prysmian S.p.A.		9,391	516,947
Japan	7.5%
NEC Corp.		25,305	539,015
Resona Holdings, Inc.		51,373	448,579
Sony Group Corp.		23,987	606,943
			1,594,537
Netherlands	2.7%
Argenx S.E. - ADR(a)		968	572,925
Singapore	5.7%
Grab Holdings Ltd. - Class A(a)		135,223	612,560
Sea Ltd. - ADR(a)		4,686	611,476
			1,224,036
Switzerland	2.4%
UBS Group A.G. - REG		16,454	505,378
United States	50.8%
ADMA Biologics, Inc.(a)		29,651	588,276
Alphabet, Inc. - Class A		4,263	659,230
Amazon.com, Inc.(a)		3,333	634,137
Ares Management Corp. - Class A		3,522	516,360
Broadcom, Inc.		2,956	494,923
Cboe Global Markets, Inc.		2,511	568,214
CME Group, Inc.		2,221	589,209
Intercontinental Exchange, Inc.		3,609	622,553
Intuitive Surgical, Inc.(a)		988	489,327
MercadoLibre, Inc.(a)		321	626,229
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM GLOBAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Netflix, Inc.(a)		581	$541,800
Nutanix, Inc. - Class A(a)		7,341	512,475
NVIDIA Corp.		7,025	761,370
Q2 Holdings, Inc.(a)		6,632	530,626
S&P Global, Inc.		1,239	629,536
Shift4 Payments, Inc. - Class A(a)		5,885	480,863
Spotify Technology S.A.(a)		1,014	557,731
StoneX Group, Inc.(a)		7,140	545,353
Toast, Inc. - Class A(a)		15,968	529,659
			10,877,871
TOTAL COMMON STOCKS (Cost $18,213,718)			20,152,503
SHORT-TERM INVESTMENTS	4.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(b)		947,632	947,632
TOTAL SHORT-TERM INVESTMENTS (Cost $947,632)			947,632
TOTAL INVESTMENTS (Cost $19,161,350)	98.6%		21,100,135
NET OTHER ASSETS (LIABILITIES)	1.4%		304,741
NET ASSETS	100.0%		$21,404,876

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At March 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM Global Select Fund were:
Sector Allocation	% of Net Assets
Financials	30.2%
Information Technology	16.3
Consumer Discretionary	11.7
Communication Services	11.1
Industrials	10.4
Health Care	10.1
Materials	4.3
Total	94.1%
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.8%
Australia	3.0%
QBE Insurance Group Ltd.		173,207	$2,393,229
Canada	4.6%
Alimentation Couche-Tard, Inc.		25,920	1,278,303
Cameco Corp.		33,559	1,381,492
Teck Resources Ltd. - Class B		27,535	1,003,012
			3,662,807
France	14.5%
Capgemini S.E.		8,837	1,327,831
Pernod Ricard S.A.		13,474	1,331,132
Publicis Groupe S.A.		23,954	2,260,028
Sanofi S.A.		24,406	2,702,278
Schneider Electric S.E.		5,220	1,205,013
Thales S.A.		10,424	2,770,923
			11,597,205
Germany	19.6%
Brenntag S.E.		20,911	1,355,401
Carl Zeiss Meditec A.G. - Bearer		16,117	1,065,353
Deutsche Boerse A.G.		11,392	3,361,321
E.ON S.E.		150,991	2,279,171
Infineon Technologies A.G.		55,434	1,847,887
Merck KGaA		21,104	2,904,120
Siemens A.G. - REG		12,579	2,905,074
			15,718,327
Ireland	2.7%
CRH PLC		24,546	2,151,277
Italy	1.5%
Leonardo S.p.A.		24,791	1,207,293
Japan	21.3%
Daifuku Co. Ltd.		105,915	2,603,551
Ebara Corp.		161,009	2,450,650
Murata Manufacturing Co. Ltd.		56,368	869,474
Nippon Sanso Holdings Corp.		75,218	2,281,707
Nitori Holdings Co. Ltd.		11,978	1,171,920
Pan Pacific International Holdings Corp.		59,390	1,631,346
Renesas Electronics Corp.		69,873	937,182
Resona Holdings, Inc.		126,470	1,104,312
Shin-Etsu Chemical Co. Ltd.		47,495	1,355,278
SoftBank Corp.		1,921,572	2,680,546
			17,085,966
Singapore	2.4%
DBS Group Holdings Ltd.		56,740	1,948,527
Sweden	6.8%
Saab AB - Class B		38,870	1,528,346
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sandvik AB		100,335	$2,110,195
Svenska Handelsbanken AB - Class A		160,325	1,811,916
			5,450,457
Switzerland	4.9%
Cie Financiere Richemont S.A. - Class A - REG		9,419	1,644,236
Roche Holding A.G. (Genusschein)		6,972	2,294,678
			3,938,914
United Kingdom	14.5%
B&M European Value Retail S.A.		464,364	1,568,574
Beazley PLC		136,153	1,639,792
Compass Group PLC		66,258	2,191,570
National Grid PLC		226,062	2,948,805
Shell PLC		90,003	3,276,139
			11,624,880
TOTAL COMMON STOCKS (Cost $76,206,405)			76,778,882
SHORT-TERM INVESTMENTS	2.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(a)		2,090,300	2,090,300
TOTAL SHORT-TERM INVESTMENTS (Cost $2,090,300)			2,090,300
TOTAL INVESTMENTS (Cost $78,296,705)	98.4%		78,869,182
NET OTHER ASSETS (LIABILITIES)	1.6%		1,321,447
NET ASSETS	100.0%		$80,190,629

(a)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
REG – Registered
At March 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM International Opportunities Fund were:
Sector Allocation	% of Net Assets
Industrials	22.6%
Financials	15.3
Health Care	11.2
Consumer Discretionary	10.2
Materials	8.5
Utilities	6.5
Information Technology	6.2
Communication Services	6.2
Energy	5.8
Consumer Staples	3.2
Total	95.7%
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.8%
Belgium	4.3%
KBC Group N.V.		784,103	$71,465,948
UCB S.A.		443,484	78,081,922
			149,547,870
Canada	3.0%
Ivanhoe Mines Ltd. - Class A(a)		8,072,304	68,547,691
Wheaton Precious Metals Corp. (Toronto Exchange)		457,014	35,464,197
			104,011,888
France	4.7%
Danone S.A.		1,075,500	82,259,915
Schneider Electric S.E.		352,765	81,434,178
			163,694,093
Germany	9.8%
Deutsche Boerse A.G.		280,547	82,778,133
SAP S.E.		312,867	83,832,614
Siemens Energy A.G.(a)		1,444,116	85,610,123
Zalando S.E.(a)(b)		2,511,745	87,120,664
			339,341,534
Hong Kong	2.5%
Hong Kong Exchanges & Clearing Ltd.		1,956,524	87,034,423
Italy	2.1%
Prysmian S.p.A.		1,327,160	73,056,182
Japan	31.2%
Hitachi Ltd.		3,599,497	84,514,048
IHI Corp.		1,207,960	84,302,140
Japan Exchange Group, Inc.		7,580,471	78,010,113
Japan Steel Works (The) Ltd.		2,371,321	84,324,898
LY Corp.		25,291,110	85,639,685
Maruwa Co. Ltd.		331,126	68,507,891
NEC Corp.		4,125,752	87,881,509
ORIX Corp.		4,202,850	87,750,911
Rakuten Bank Ltd.(a)		1,957,353	85,114,335
Resona Holdings, Inc.		8,467,120	73,933,288
SBI Sumishin Net Bank Ltd.		3,055,457	84,027,875
Sony Group Corp.		3,517,208	88,995,936
ZOZO, Inc.		8,940,972	85,634,899
			1,078,637,528
Netherlands	9.8%
Adyen N.V.(a)(b)		55,174	84,570,501
Argenx S.E.(a)		147,918	87,285,849
Euronext N.V.(b)		573,306	83,205,081
Prosus N.V.(a)		1,798,417	83,552,944
			338,614,375
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Singapore	5.1%
Grab Holdings Ltd. - Class A(a)		18,509,767	$83,849,244
Sea Ltd. - ADR(a)		692,432	90,355,452
			174,204,696
Sweden	2.4%
EQT AB		2,751,683	83,907,206
Switzerland	9.5%
Galderma Group A.G.(a)		712,455	75,294,453
Partners Group Holding A.G.		58,288	82,955,606
Roche Holding A.G. (Genusschein)		248,439	81,768,140
UBS Group A.G. - REG		2,844,910	87,380,264
			327,398,463
United Kingdom	7.4%
London Stock Exchange Group PLC		573,173	85,131,820
Rolls-Royce Holdings PLC(a)		8,582,657	83,417,994
Wise PLC - Class A(a)		7,067,119	86,748,163
			255,297,977
United States	5.0%
MercadoLibre, Inc.(a)		43,422	84,710,677
Spotify Technology S.A.(a)		158,696	87,287,561
			171,998,238
TOTAL COMMON STOCKS (Cost $2,995,865,762)			3,346,744,473
SHORT-TERM INVESTMENTS	0.0%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(c)		52,476	52,476
TOTAL SHORT-TERM INVESTMENTS (Cost $52,476)			52,476
TOTAL INVESTMENTS (Cost $2,995,918,238)	96.8%		3,346,796,949
NET OTHER ASSETS (LIABILITIES)	3.2%		111,083,582
NET ASSETS	100.0%		$3,457,880,531

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, these securities had a total value of $254,896,246 or 7% of net assets.

(c)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

At March 31, 2025 the industry sectors (excluding short-term investments) for the JOHCM International Select Fund were:
Sector Allocation	% of Net Assets
Financials	36.0%
Industrials	19.1
Consumer Discretionary	12.4
Health Care	9.3
Communication Services	7.6
Information Technology	7.0
Materials	3.0
Consumer Staples	2.4
Total	96.8%
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Select Fund
Assets:
Investments, at cost	$49,106,212	$1,038,446,603	$19,161,350
Investments, at value	50,659,487	1,118,097,744	21,100,135
Cash	—	27,115	—
Foreign currencies (Cost: $184,901, $67,564 and $585, respectively)	184,614	68,466	567
Receivable for dividends	98,451	1,814,982	9,339
Reclaims receivable	10,215	112,131	252,100
Receivable for investments sold	816,393	—	393,473
Receivables for capital shares sold	3,298	633,410	186
Receivable from investment adviser	17,453	—	7,289
Prepaid expenses	20,853	57,613	17,213
Total Assets	51,810,764	1,120,811,461	21,780,302
Liabilities:
Securities purchased payable	314,998	—	217,015
Capital shares redeemed payable	6,674	854,050	52,150
Investment advisory fees payable	47,163	860,963	17,166
Accounting and Administration fees payable	158,707	531,558	60,911
Shareholder Services fees payable - Institutional Shares	—	66,023	—
Distribution (Rule 12b-1) fees payable - Advisor Shares	381	4,090	214
Distribution (Rule 12b-1) fees payable - Investor Shares	—	5,789	—
Audit fees payable	13,902	48,449	15,104
Treasurer Service fees payable	344	7,284	169
Compliance fees payable	550	9,903	405
Trustee fees payable	—	—	257
Deferred foreign capital gains tax payable	136,936	977,279	—
Accrued expenses and other payables	23,536	159,343	12,035
Total Liabilities	703,191	3,524,731	375,426
Net Assets	$51,107,573	$1,117,286,730	$21,404,876
Net Assets:
Paid in capital	$49,489,567	$1,032,610,988	$8,083,218
Distributable earnings (loss)	1,618,006	84,675,742	13,321,658
Net Assets	$51,107,573	$1,117,286,730	$21,404,876
Net Assets:
Advisor	$3,966,902	$47,932,168	$2,197,583
Investor	—	26,986,236	—
Institutional Class	47,140,671	1,042,368,326	19,207,293
Share of Common Stock Outstanding:
Advisor	319,720	4,000,008	211,543
Investor	—	2,254,184	—
Institutional Class	3,803,693	86,808,560	1,841,832
Net Asset Value per Share:
Advisor	$12.41	$11.98	$10.39
Investor	—	11.97	—
Institutional Class	12.39	12.01	10.43
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

	JOHCM International Opportunities Fund	JOHCM International Select Fund
Assets:
Investments, at cost	$78,296,705	$2,995,918,238
Investments, at value	78,869,182	3,346,796,949
Foreign currencies (Cost: $73,413 and $2,666,683, respectively)	73,413	2,665,472
Receivable for dividends	384,947	7,181,725
Reclaims receivable	92,467	20,560,612
Receivable for investments sold	57	97,428,756
Receivables for capital shares sold	2,016,342	620,723
Receivable from investment adviser	22,526	34,663
Prepaid expenses	14,123	78,831
Total Assets	81,473,057	3,475,367,731
Liabilities:
Securities purchased payable	1,178,272	72,144
Capital shares redeemed payable	23,420	2,989,865
Investment advisory fees payable	37,489	2,641,323
Accounting and Administration fees payable	17,265	2,110,308
Distribution (Rule 12b-1) fees payable - Investor Shares	—	82,073
Credit facility payable	—	8,800,000
Audit fees payable	13,159	168,623
Treasurer Service fees payable	308	24,683
Compliance fees payable	335	43,682
Trustee fees payable	—	3,118
Accrued expenses and other payables	12,180	551,381
Total Liabilities	1,282,428	17,487,200
Net Assets	$80,190,629	$3,457,880,531
Net Assets:
Paid in capital	$78,151,535	$3,398,637,123
Distributable earnings (loss)	2,039,094	59,243,408
Net Assets	$80,190,629	$3,457,880,531
Net Assets:
Investor	$—	$372,670,419
Institutional Class	80,190,629	3,085,210,112
Share of Common Stock Outstanding:
Investor	—	16,084,333
Institutional Class	6,172,900	133,535,621
Net Asset Value per Share:
Investor	$—	$23.17
Institutional Class	12.99	23.10
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Select Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $40,870, $987,038 and $859, respectively)	$315,690	$10,871,686	$100,998
Operating expenses:
Investment advisory	299,587	5,026,613	157,947
Distribution (Rule 12b-1) fees - Advisor Shares	2,545	22,775	1,695
Distribution (Rule 12b-1) fees - Investor Shares	—	33,946	—
Accounting and Administration fees	89,997	345,241	15,528
Treasurer Service fees	1,134	22,194	709
Audit fees	11,549	34,878	10,338
Shareholder Services - Institutional Shares	—	57,037	—
Compliance fees	1,459	25,765	1,054
Trustees	3,130	55,149	2,306
Legal	6,193	110,555	4,491
Registration	19,316	37,217	16,166
Interest expense	683	—	6,071
Other	14,082	90,096	7,954
Total expenses before reductions	449,675	5,861,466	224,259
Expenses reduced by investment advisor	(92,649)	—	(42,488)
Net expenses	357,026	5,861,466	181,771
Net investment income (loss)	(41,336)	5,010,220	(80,773)
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	3,095,557	32,455,290	13,592,075
Net realized gains (losses) from foreign currency transactions	(28,593)	(8,328)	10,546
Change in unrealized appreciation (depreciation) on investments	(10,160,898)	(65,482,778)	(14,661,096)
Change in unrealized appreciation (depreciation) on foreign currency	(310)	(5,280)	(6,958)
Net realized and unrealized losses from investment activities	(7,094,244)	(33,041,096)	(1,065,433)
Change in Net Assets Resulting from Operations	$(7,135,580)	$(28,030,876)	$(1,146,206)
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

	JOHCM International Opportunities Fund	JOHCM International Select Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $82,496 and $1,484,952, respectively)	$698,562	$17,536,873
Operating expenses:
Investment advisory	143,945	18,519,324
Distribution (Rule 12b-1) fees - Investor Shares	—	487,864
Accounting and Administration fees	14,570	938,787
Treasurer Service fees	763	84,051
Audit fees	10,844	117,473
Compliance fees	808	109,928
Trustees	1,713	234,712
Legal	3,477	469,644
Registration	10,023	39,093
Interest expense	94	52,444
Other	8,250	311,303
Total expenses before reductions	194,487	21,364,623
Expenses reduced by investment advisor	(98,430)	(316,229)
Net expenses	96,057	21,048,394
Net investment income (loss)	602,505	(3,511,521)
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains from investment transactions	1,054,623	422,592,686
Net realized losses from foreign currency transactions	(7,916)	(233,502)
Change in unrealized appreciation (depreciation) on investments	(2,116,190)	(719,503,970)
Change in unrealized appreciation (depreciation) on foreign currency	(6,969)	(456,120)
Net realized and unrealized losses from investment activities	(1,076,452)	(297,600,906)
Change in Net Assets Resulting from Operations	$(473,947)	$(301,112,427)
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	JOHCM Emerging Markets Discovery Fund		JOHCM Emerging Markets Opportunities Fund
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(41,336)	$526,565	$5,010,220	$16,653,319
Net realized gains (losses) from investments and foreign currency transactions	3,066,964	4,051,256	32,446,962	50,868,294
Change in unrealized appreciation (depreciation) on investments and foreign currency	(10,161,208)	7,232,687	(65,488,058)	128,593,266
Change in net assets resulting from operations	(7,135,580)	11,810,508	(28,030,876)	196,114,879
Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(417,671)	(35,717)	(494,463)	(636,301)
Investor Shares	—	—	(241,935)	(392,931)
Institutional Shares	(4,470,860)	(469,366)	(12,157,253)	(14,947,329)
Total dividends paid to shareholders	(4,888,531)	(505,083)	(12,893,651)	(15,976,561)
Net Capital Transactions:
Advisor Shares	(2,805,554)	2,213,017	4,208,933	(175,800)
Investor Shares	—	—	(126,463)	(759,822)
Institutional Shares	(2,512,603)	4,593,150	(21,920,985)	76,614,971
Change in net assets from capital transactions	(5,318,157)	6,806,167	(17,838,515)	75,679,349
Change in net assets	(17,342,268)	18,111,592	(58,763,042)	255,817,667
Net assets:
Beginning of period	68,449,841	50,338,249	1,176,049,772	920,232,105
End of period	$51,107,573	$68,449,841	$1,117,286,730	$1,176,049,772
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	JOHCM Global Select Fund		JOHCM International Opportunities Fund
	2025	2024	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(80,773)	$116,353	$602,505	$660,075
Net realized gains (losses) from investments and foreign currency transactions	13,602,621	11,042,801	1,046,707	1,048,649
Change in unrealized appreciation (depreciation) on investments and foreign currency	(14,668,054)	5,620,452	(2,123,159)	2,542,883
Change in net assets resulting from operations	(1,146,206)	16,779,606	(473,947)	4,251,607
Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(677,442)	(1,288,071)	—	—
Institutional Shares	(8,211,691)	(5,512,621)	(1,849,483)	(50,314)
Total dividends paid to shareholders	(8,889,133)	(6,800,692)	(1,849,483)	(50,314)
Net Capital Transactions:
Advisor Shares	(4,427,450)	(9,585,991)	—	—
Institutional Shares	(18,304,200)	(16,486,567)	47,761,471	28,578,703
Change in net assets from capital transactions	(22,731,650)	(26,072,558)	47,761,471	28,578,703
Change in net assets	(32,766,989)	(16,093,644)	45,438,041	32,779,996
Net assets:
Beginning of period	54,171,865	70,265,509	34,752,588	1,972,592
End of period	$21,404,876	$54,171,865	$80,190,629	$34,752,588
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited) and the year ended September 30, 2024

	JOHCM International Select Fund
	2025	2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(3,511,521)	$41,490,321
Net realized gains (losses) from investments and foreign currency transactions	422,359,184	170,800,751
Change in unrealized appreciation (depreciation) on investments and foreign currency	(719,960,090)	765,408,081
Change in net assets resulting from operations	(301,112,427)	977,699,153
Dividends paid to shareholders:
From distributable earnings:
Investor Shares	(5,371,163)	(6,337,085)
Institutional Shares	(64,778,338)	(98,087,745)
Total dividends paid to shareholders	(70,149,501)	(104,424,830)
Net Capital Transactions:
Investor Shares	(6,598,757)	(7,116,799)
Institutional Shares	(1,194,393,152)	(1,103,226,441)
Change in net assets from capital transactions	(1,200,991,909)	(1,110,343,240)
Change in net assets	(1,572,253,837)	(237,068,917)
Net assets:
Beginning of period	5,030,134,368	5,267,203,285
End of period	$3,457,880,531	$5,030,134,368
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Advisor Shares
JOHCM Emerging Markets Discovery Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$15.29	$12.59	$10.38	$18.35	$13.40	$11.62
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.12	0.03	0.07	0.01	0.15
Net realized and unrealized gains (losses) from investments and foreign currency	(1.65)	2.68	2.29	(3.22)	5.00	1.70
Total from investment operations	(1.67)	2.80	2.32	(3.15)	5.01	1.85
Less distributions paid:
From net investment income	(0.19)	(0.10)	(0.11)	(0.05)	(0.06)	(0.07)
From net realized gains	(1.02)	—	—	(4.77)	—	—
Total distributions paid	(1.21)	(0.10)	(0.11)	(4.82)	(0.06)	(0.07)
Change in net asset value	(2.88)	2.70	2.21	(7.97)	4.95	1.78
Net asset value, end of period	$12.41	$15.29	$12.59	$10.38	$18.35	$13.40
Total return	(11.64%)(b)	22.35%	22.49%(c)	(23.44%)	37.50%	15.95%
Ratios/Supplemental data:
Net assets, end of period (000's)	$3,967	$7,826	$4,453	$8,946	$15,209	$14,365
Ratio of net expenses to average net assets	1.34%(d)	1.45%	1.59%	1.59%	1.63%	1.64%
Ratio of net investment income (loss) to average net assets	(0.29%)(d)	0.81%	0.27%	0.53%	0.06%	1.21%
Ratio of gross expenses to average net assets	1.66%(d)	1.75%	1.95%	1.86%	1.94%	2.29%
Portfolio turnover rate(e)	65.47%(b)	119.54%	155.29%	123.95%	163.54%	136.73%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	The Adviser reimbursed the Fund $12,829 during the period in connection with an error. Such reimbursement was 0.04% to the Fund’s total return on the payment date.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
JOHCM Emerging Markets Discovery Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$15.28	$12.60	$10.39	$18.38	$13.42	$11.64
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.01)	0.12	0.05	0.09	0.03	0.04
Net realized and unrealized gains (losses) from investments and foreign currency	(1.65)	2.69	2.28	(3.24)	5.00	1.83
Total from investment operations	(1.66)	2.81	2.33	(3.15)	5.03	1.87
Less distributions paid:
From net investment income	(0.21)	(0.13)	(0.12)	(0.07)	(0.07)	(0.09)
From net realized gains	(1.02)	—	—	(4.77)	—	—
Total distributions paid	(1.23)	(0.13)	(0.12)	(4.84)	(0.07)	(0.09)
Change in net asset value	(2.89)	2.68	2.21	(7.99)	4.96	1.78
Net asset value, end of period	$12.39	$15.28	$12.60	$10.39	$18.38	$13.42
Total return	(11.56%)(b)	22.44%	22.58%(c)	(23.44%)	37.60%	16.09%
Ratios/Supplemental data:
Net assets, end of period (000's)	$47,141	$60,624	$45,886	$24,382	$32,279	$29,282
Ratio of net expenses to average net assets	1.24%(d)	1.36%	1.49%	1.49%	1.53%	1.54%
Ratio of net investment income (loss) to average net assets	(0.13%)(d)	0.86%	0.38%	0.71%	0.18%	0.33%
Ratio of gross expenses to average net assets	1.57%(d)	1.65%	1.87%	1.76%	1.84%	2.19%
Portfolio turnover rate(e)	65.47%(b)	119.54%	155.29%	123.95%	163.54%	136.73%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	The Adviser reimbursed the Fund $12,829 during the period in connection with an error. Such reimbursement was 0.04% to the Fund’s total return on the payment date.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Advisor Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$12.41	$10.35	$9.61	$12.69	$10.81	$10.75
Income (loss) from investment operations:
Net investment income(a)	0.05	0.19	0.18	0.29	0.20	0.08
Net realized and unrealized gains (losses) from investments and foreign currency	(0.35)	2.05	0.77	(2.87)	1.81	0.40
Total from investment operations	(0.30)	2.24	0.95	(2.58)	2.01	0.48
Less distributions paid:
From net investment income	(0.13)	(0.18)	(0.21)	(0.50)	(0.13)	(0.42)
Total distributions paid	(0.13)	(0.18)	(0.21)	(0.50)	(0.13)	(0.42)
Change in net asset value	(0.43)	2.06	0.74	(3.08)	1.88	0.06
Net asset value, end of period	$11.98	$12.41	$10.35	$9.61	$12.69	$10.81
Total return	(2.42%)(b)	21.95%	9.83%	(21.18%)	18.64%	4.37%
Ratios/Supplemental data:
Net assets, end of period (000's)	$47,932	$45,146	$37,590	$65,363	$81,462	$75,971
Ratio of net expenses to average net assets	1.13%(c)	1.14%	1.11%	1.10%	1.12%	1.20%
Ratio of net investment income to average net assets	0.85%(c)	1.75%	1.68%	2.55%	1.51%	0.81%
Ratio of gross expenses to average net assets	1.13%(c)	1.14%	1.11%	1.11%	1.13%	1.20%
Portfolio turnover rate(d)	9.28%(b)	37.00%	29.34%	41.23%	38.60%	53.30%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Investor Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$12.39	$10.33	$9.61	$12.67	$10.80	$10.74
Income (loss) from investment operations:
Net investment income(a)	0.04	0.18	0.17	0.28	0.19	0.08
Net realized and unrealized gains (losses) from investments and foreign currency	(0.36)	2.05	0.76	(2.88)	1.80	0.38
Total from investment operations	(0.32)	2.23	0.93	(2.60)	1.99	0.46
Less distributions paid:
From net investment income	(0.10)	(0.17)	(0.21)	(0.46)	(0.12)	(0.40)
Total distributions paid	(0.10)	(0.17)	(0.21)	(0.46)	(0.12)	(0.40)
Change in net asset value	(0.42)	2.06	0.72	(3.06)	1.87	0.06
Net asset value, end of period	$11.97	$12.39	$10.33	$9.61	$12.67	$10.80
Total return	(2.53%)(b)	21.88%	9.63%	(21.33%)	18.42%	4.26%
Ratios/Supplemental data:
Net assets, end of period (000's)	$26,986	$28,069	$24,014	$10,044	$9,854	$14,268
Ratio of net expenses to average net assets	1.28%(c)	1.29%	1.27%	1.25%	1.27%	1.35%
Ratio of net investment income to average net assets	0.67%(c)	1.60%	1.59%	2.43%	1.47%	0.76%
Ratio of gross expenses to average net assets	1.28%(c)	1.29%	1.27%	1.26%	1.28%	1.35%
Portfolio turnover rate(d)	9.28%(b)	37.00%	29.34%	41.23%	38.60%	53.30%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$12.45	$10.38	$9.64	$12.73	$10.85	$10.78
Income (loss) from investment operations:
Net investment income(a)	0.05	0.19	0.18	0.31	0.21	0.11
Net realized and unrealized gains (losses) from investments and foreign currency	(0.35)	2.07	0.77	(2.88)	1.81	0.39
Total from investment operations	(0.30)	2.26	0.95	(2.57)	2.02	0.50
Less distributions paid:
From net investment income	(0.14)	(0.19)	(0.21)	(0.52)	(0.14)	(0.43)
Total distributions paid	(0.14)	(0.19)	(0.21)	(0.52)	(0.14)	(0.43)
Change in net asset value	(0.44)	2.07	0.74	(3.09)	1.88	0.07
Net asset value, end of period	$12.01	$12.45	$10.38	$9.64	$12.73	$10.85
Total return	(2.39%)(b)	22.14%	9.89%	(21.11%)	18.70%	4.56%
Ratios/Supplemental data:
Net assets, end of period (000's)	$1,042,368	$1,102,835	$858,629	$575,508	$738,534	$543,987
Ratio of net expenses to average net assets	1.04%(c)	1.04%	1.04%	1.02%	1.02%	1.10%
Ratio of net investment income to average net assets	0.90%(c)	1.75%	1.69%	2.70%	1.61%	1.04%
Ratio of gross expenses to average net assets	1.04%(c)	1.05%	1.04%	1.03%	1.03%	1.10%
Portfolio turnover rate(d)	9.28%(b)	37.00%	29.34%	41.23%	38.60%	53.30%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Advisor Shares
JOHCM Global Select Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$14.50	$12.26	$12.53	$21.39	$17.28	$16.41
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.03)	0.01	0.07	0.03	0.01	(0.04)
Net realized and unrealized gains (losses) from investments and foreign currency	(0.68)	3.53	0.82	(5.22)	5.12	3.17
Total from investment operations	(0.71)	3.54	0.89	(5.19)	5.13	3.13
Less distributions paid:
From net investment income	—	(0.21)	(0.06)	(0.01)	—	(0.02)
From net realized gains	(3.40)	(1.09)	(1.10)	(3.66)	(1.02)	(2.24)
Total distributions paid	(3.40)	(1.30)	(1.16)	(3.67)	(1.02)	(2.26)
Change in net asset value	(4.11)	2.24	(0.27)	(8.86)	4.11	0.87
Net asset value, end of period	$10.39	$14.50	$12.26	$12.53	$21.39	$17.28
Total return	(8.22%)(b)	30.96%	6.73%	(30.52%)	30.60%	21.26%
Ratios/Supplemental data:
Net assets, end of period (000's)	$2,198	$7,409	$15,416	$26,125	$49,721	$39,213
Ratio of net expenses to average net assets	1.11%(c)	1.09%	1.09%	1.07%	1.07%	1.16%
Ratio of net investment income (loss) to average net assets	(0.54%)(c)	0.05%	0.55%	0.20%	0.04%	(0.28%)
Ratio of gross expenses to average net assets	1.34%(c)	1.25%	1.14%	1.07%	1.08%	1.16%
Ratio of expense recoupment to average net assets	—	—	—	—	—	—
Portfolio turnover rate(d)	54.31%(b)	86.19%	42.65%	54.44%	53.91%	40.21%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
JOHCM Global Select Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$14.54	$12.30	$12.58	$21.46	$17.32	$16.44
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.03)	0.03	0.06	0.05	0.03	— (b)
Net realized and unrealized gains (losses) from investments and foreign currency	(0.68)	3.54	0.83	(5.24)	5.13	3.15
Total from investment operations	(0.71)	3.57	0.89	(5.19)	5.16	3.15
Less distributions paid:
From net investment income	—	(0.24)	(0.07)	(0.03)	—	(0.04)
From net realized gains	(3.40)	(1.09)	(1.10)	(3.66)	(1.02)	(2.23)
Total distributions paid	(3.40)	(1.33)	(1.17)	(3.69)	(1.02)	(2.27)
Change in net asset value	(4.11)	2.24	(0.28)	(8.88)	4.14	0.88
Net asset value, end of period	$10.43	$14.54	$12.30	$12.58	$21.46	$17.32
Total return	(8.19%)(c)	31.13%	6.74%	(30.43%)	30.71%	21.43%
Ratios/Supplemental data:
Net assets, end of period (000's)	$19,207	$46,763	$54,850	$255,895	$523,270	$422,745
Ratio of net expenses to average net assets	1.01%(d)	0.99%	0.99%	0.98%	0.98%	1.06%
Ratio of net investment income (loss) to average net assets	(0.44%)(d)	0.21%	0.50%	0.32%	0.13%	0.01%
Ratio of gross expenses to average net assets	1.25%(d)	1.15%	1.02%	0.99%	0.98%	1.06%
Portfolio turnover rate(e)	54.31%(c)	86.19%	42.65%	54.44%	53.91%	40.21%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
JOHCM International Opportunities Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$13.51	$10.85	$8.31	$11.82	$10.48	$10.65
Income (loss) from investment operations:
Net investment income(a)	0.20	0.39	0.21	0.17	0.22	0.17
Net realized and unrealized gains (losses) from investments and foreign currency	(0.04)	2.34	2.54	(2.03)	1.39	(0.09)
Total from investment operations	0.16	2.73	2.75	(1.86)	1.61	0.08
Less distributions paid:
From net investment income	(0.27)	(0.07)	(0.21)	(0.27)	(0.17)	(0.23)
From net realized gains	(0.41)	—	—	(1.38)	(0.10)	(0.02)
Total distributions paid	(0.68)	(0.07)	(0.21)	(1.65)	(0.27)	(0.25)
Change in net asset value	(0.52)	2.66	2.54	(3.51)	1.34	(0.17)
Net asset value, end of period	$12.99	$13.51	$10.85	$8.31	$11.82	$10.48
Total return	1.51%(b)	25.30%	33.32%	(17.89%)	15.39%	0.62%
Ratios/Supplemental data:
Net assets, end of period (000's)	$80,191	$34,753	$1,973	$1,508	$3,465	$2,935
Ratio of net expenses to average net assets	0.50%(c)	0.50%	0.78%	0.88%	0.89%	0.89%
Ratio of net investment income to average net assets	3.14%(c)	3.12%	2.00%	1.66%	1.83%	1.60%
Ratio of gross expenses to average net assets	1.01%(c)	1.42%	4.20%	3.34%	5.73%	9.42%
Portfolio turnover rate(d)	32.02%(b)	44.16%	34.88%	68.19%	47.85%	64.62%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Investor Shares
JOHCM International Select Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$25.21	$21.39	$17.73	$31.07	$27.53	$22.54
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.03)	0.14	0.22	0.21	0.10	0.05
Net realized and unrealized gains (losses) from investments and foreign currency	(1.68)	4.06	3.69	(10.70)	4.25	5.11
Total from investment operations	(1.71)	4.20	3.91	(10.49)	4.35	5.16
Less distributions paid:
From net investment income	(0.33)	(0.38)	(0.25)	(0.23)	(0.04)	(0.17)
From net realized gains	—	—	—	(2.62)	(0.77)	—
Total distributions paid	(0.33)	(0.38)	(0.25)	(2.85)	(0.81)	(0.17)
Change in net asset value	(2.04)	3.82	3.66	(13.34)	3.54	4.99
Net asset value, end of period	$23.17	$25.21	$21.39	$17.73	$31.07	$27.53
Total return	(6.83%)	19.88%	22.13%	(37.43%)	15.94%	23.02%
Ratios/Supplemental data:
Net assets, end of period (000's)	$372,670	$412,375	$356,041	$376,893	$800,457	$643,607
Ratio of net expenses to average net assets	1.20%(b)	1.21%	1.21%	1.21%	1.21%	1.23%
Ratio of net investment income (loss) to average net assets	(0.29%)(b)	0.61%	1.03%	0.82%	0.33%	0.20%
Ratio of gross expenses to average net assets	1.24%(b)	1.24%	1.23%	1.21%	1.21%	1.23%
Portfolio turnover rate(c)	48.97%(d)	77.73%	32.29%	58.91%	53.34%	43.51%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(d)	Not annualized for periods less than one year.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Shares
JOHCM International Select Fund	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020
Net asset value, beginning of period	$25.17	$21.37	$17.74	$31.08	$27.53	$22.54
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.19	0.26	0.27	0.18	0.11
Net realized and unrealized gains (losses) from investments and foreign currency	(1.66)	4.05	3.70	(10.69)	4.24	5.11
Total from investment operations	(1.68)	4.24	3.96	(10.42)	4.42	5.22
Less distributions paid:
From net investment income	(0.39)	(0.44)	(0.33)	(0.30)	(0.10)	(0.23)
From net realized gains	—	—	—	(2.62)	(0.77)	—
Total distributions paid	(0.39)	(0.44)	(0.33)	(2.92)	(0.87)	(0.23)
Change in net asset value	(2.07)	3.80	3.63	(13.34)	3.55	4.99
Net asset value, end of period	$23.10	$25.17	$21.37	$17.74	$31.08	$27.53
Total return	(6.69%)	20.10%	22.41%	(37.27%)	16.24%	23.30%
Ratios/Supplemental data:
Net assets, end of period (000's)	$3,085,210	$4,617,759	$4,911,162	$5,965,713	$12,273,819	$9,631,884
Ratio of net expenses to average net assets	0.97%(b)	0.98%	0.98%	0.98%	0.96%	0.98%
Ratio of net investment income (loss) to average net assets	(0.15%)(b)	0.82%	1.22%	1.05%	0.57%	0.45%
Ratio of gross expenses to average net assets	0.99%(b)	0.99%	0.98%	0.98%	0.97%	0.98%
Portfolio turnover rate(c)	48.97%(d)	77.73%	32.29%	58.91%	53.34%	43.51%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(d)	Not annualized for periods less than one year.
See Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of  Trust (the “Trust Agreement”).  As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2025, the following classes of shares were in operation:
Fund	Commencement Date	Investment Objective
JOHCM Emerging Markets Discovery Fund	Advisor Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund	Advisor Shares: November 21, 2012 Investor Shares: December 18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation
JOHCM Global Select Fund	Advisor Shares: March 22, 2013 Institutional Class Shares: March 22, 2013	to seek long-term capital appreciation
JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term, risk-adjusted total return by investing in a focused portfolio of international equity securities
JOHCM International Select Fund	Investor Shares: March 31, 2010 Institutional Shares: July 29, 2009	to seek long-term capital appreciation
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to July 19, 2021, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund were each a series of Advisers Investment Trust (each, an “AIT Predecessor Fund” and together, the “AIT Predecessor Funds”). On July 19, 2021 the AIT Predecessor Funds were reorganized into the Trust.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2025 in valuing the Funds' investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM Emerging Markets Discovery Fund
Common Stocks:
Brazil	$2,355,497	$—	$—	$2,355,497
Canada	1,729,281	—	—	1,729,281
China	987,734	6,383,806	—	7,371,540

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mexico	$1,528,827	$—	$—	$1,528,827
Peru	475,780	—	—	475,780
Poland	241,843	936,341	—	1,178,184
Russia	—	—	— **	—
Thailand	205,805	497,206	—	703,011
Other*	—	32,698,132	—	32,698,132
Total Common Stocks	$7,524,767	$40,515,485	$ —	$48,040,252
Equity-Linked Securities	$—	$1,057,396	$—	$1,057,396
Preferred Stocks	325,387	—	—	325,387
Short-Term Investments	1,236,452	—	—	1,236,452
Total Investments	$9,086,606	$41,572,881	$ —	$50,659,487
JOHCM Emerging Markets Opportunities Fund
Common Stocks:
China	$—	$338,892,085	$—	$338,892,085
Hong Kong	—	35,261,610	—	35,261,610
India	48,490,338	70,798,763	—	119,289,101
Indonesia	—	54,646,697	—	54,646,697
Russia	—	—	— **	—
South Africa	—	24,335,737	—	24,335,737
South Korea	—	58,928,940	—	58,928,940
Taiwan	5,164,924	112,749,217	—	117,914,141
United Arab Emirates	—	87,010,314	—	87,010,314
Other*	235,786,824	—	—	235,786,824
Total Common Stocks	$289,442,086	$782,623,363	$ —	$1,072,065,449
Preferred Stocks	$34,599,838	$—	$—	$34,599,838
Short-Term Investments	11,432,457	—	—	11,432,457
Total Investments	$335,474,381	$782,623,363	$ —	$1,118,097,744
JOHCM Global Select Fund
Common Stocks:
Canada	$917,894	$—	$—	$917,894
Ireland	511,746	—	—	511,746
Netherlands	572,925	—	—	572,925
Singapore	1,224,036	—	—	1,224,036
United States	10,877,871	—	—	10,877,871
Other*	—	6,048,031	—	6,048,031
Total Common Stocks	$14,104,472	$6,048,031	$ —	$20,152,503
Short-Term Investments	$947,632	$—	$—	$947,632
Total Investments	$15,052,104	$6,048,031	$ —	$21,100,135
JOHCM International Opportunities Fund
Common Stocks:
Canada	$3,662,807	$—	$—	$3,662,807
Other*	—	73,116,075	—	73,116,075
Total Common Stocks	$3,662,807	$73,116,075	$ —	$76,778,882
Short-Term Investments	$2,090,300	$—	$—	$2,090,300
Total Investments	$5,753,107	$73,116,075	$ —	$78,869,182

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
JOHCM International Select Fund
Common Stocks:
Canada	$104,011,888	$—	$—	$104,011,888
Singapore	174,204,696	—	—	174,204,696
United States	171,998,238	—	—	171,998,238
Other*	—	2,896,529,651	—	2,896,529,651
Total Common Stocks	$450,214,822	$2,896,529,651	$ —	$3,346,744,473
Short-Term Investments	$52,476	$—	$—	$52,476
Total Investments	$450,267,298	$2,896,529,651	$ —	$3,346,796,949

*	See additional categories in the Schedule of Investments.
**	Amount is $0.
As of March 31, 2025, there were Level 3 investments held in certain Funds as noted above and in the corresponding Schedules of Investments. These investments relate to Russian securities held in certain Funds that halted trading in 2022 when United States (“U.S.”) sanctions were imposed after the Russian invasion of Ukraine. There was no other Level 3 activity during the period. The value of these securities compared to each Fund's total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
EQUITY-LINKED SECURITIES
The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.
At March 31, 2025, the Funds held equity-linked securities issued by counterparties as follows:
Fund	Counterparty	Value	% of Net Assets
JOHCM Emerging Markets Discovery Fund	CLSA Global Markets Pte. Ltd.	$1,057,396	2.1%
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of non-U.S. securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of non-U.S. security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.
All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2025.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from non-U.S. securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

DIVIDENDS AND DISTRIBUTIONS
Distributions of dividends from net investment income, if any, are declared and paid annually.
The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.
The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax years ended September 30, 2021 through September 30, 2024, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
CAPITAL GAIN TAXES
Investments in certain non-U.S. securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Discovery Fund and JOHCM Emerging Markets Opportunities Fund paid $502,120 and $2,659,574, respectively, in capital gain taxes which are netted with any refunds received during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statements of Operations.
OTHER RISKS
Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and non-U.S. withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.
Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non-U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. In addition, sanctions imposed on Russia, Russian individuals, and Russian corporate and banking entities by the U.S. and other countries, and any sanctions imposed in the future, may have a significant adverse impact on the Russian economy and related markets. Such actions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, securities market trading halts related to the conflict could adversely impact the value and liquidity of a Fund’s holdings and could impair a Fund’s ability to transact in and/or value portfolio securities. The ramifications of the conflict and related sanctions may negatively impact other regional and global financial markets (including in Europe and the U.S.), companies in other countries (including those that have done business in Russia), and various sectors, industries and markets for securities and commodities, such as oil and natural gas. The price and liquidity of a Fund’s investments may fluctuate widely as a result of the conflict and related events. The extent and duration of the military conflict or future escalation of such hostilities (including cyberattacks), the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant adverse impact on Fund performance and the value of an investment in a Fund.
B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) to provide investment management services to the Funds.

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into an expense limitation agreement (the “Expense Limitation Agreement”) whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets). Additionally, the Trust, on behalf of the JOHCM International Opportunities Fund, has entered into a supplemental expense limitation agreement (the “Supplemental Expense Limitation Agreement”) with PAFS whereby PAFS has contractually agreed to reduce the fees payable under the Advisory Agreement (but not below zero) and/or to reimburse other expenses of the Fund, to the extent necessary to limit the total operating expenses of the Fund (exclusive of brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)), calculated as a percentage of the Fund’s average daily net assets, to 0.50%, 0.60%, 0.75%, and 0.50% for Institutional Shares, Advisor Shares, Investor Shares, and Class Z Shares, respectively. The waiver/reimbursement under the Supplemental Expense Limitation Agreement is imposed only after the fee waiver and expense reimbursement outlined in the Expense Limitation Agreement has been fully applied.
Fund	Class	Advisory Fee	Expense Limitation
JOHCM Emerging Markets Discovery Fund	Advisor	1.05%	1.34%
JOHCM Emerging Markets Discovery Fund	Institutional	1.05%	1.24%
JOHCM Emerging Markets Opportunities Fund	Advisor	0.90%	1.14%
JOHCM Emerging Markets Opportunities Fund	Investor	0.90%	1.29%
JOHCM Emerging Markets Opportunities Fund	Institutional	0.90%	1.04%
JOHCM Global Select Fund	Advisor	0.87%(a)	1.06%(b)
JOHCM Global Select Fund	Institutional	0.87%(a)	0.96%(c)
JOHCM International Opportunities Fund	Institutional	0.75%	0.50%(d)
JOHCM International Select Fund	Investor	0.84%(e)	1.18%(f)
JOHCM International Select Fund	Institutional	0.84%(e)	0.95%(c)

(a)	Prior to February 1, 2025 the advisory fee was 0.89%.
(b)	Prior to February 1, 2025 the expense limit was 1.08%.
(c)	Prior to February 1, 2025 the expense limit was 0.98%.
(d)	Represents the overall expense limit pursuant to the Supplemental Expense Limitation Agreement. The limit pursuant to the Expense Limitation Agreement is 0.88%.
(e)	Prior to February 1, 2025 the advisory fee was 0.89% on assets up to $7 billion and 0.84% on assets in excess of $7 billion.
(f)	Prior to February 1, 2025 the expense limit was 1.21%
The Expense Limitation Agreement is effective until February 1, 2026 for the Funds, excluding JOHCM International Opportunities Fund. With respect to the JOHCM International Opportunities Fund, the Expense Limitation Agreement and Supplemental Expense Limitation Agreement are effective until February 1, 2028. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. Amounts waived or reimbursed pursuant to the Supplemental Expense Limitation agreement for the JOHCM International Opportunities Fund are not subject to repayment in future years. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

For the six months ended March 31, 2025, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:
Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
JOHCM Emerging Markets Discovery Fund	$299,587	$92,649	$—
JOHCM Emerging Markets Opportunities Fund	5,026,613	—	—
JOHCM Global Select Fund	157,947	42,488	—
JOHCM International Opportunities Fund	143,945	98,430	—
JOHCM International Select Fund	18,519,324	316,229	—

The balances of recoverable expenses to PAFS by the Funds at March 31, 2025 were as follows:
For the period ended:	Expiring	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund
September 30, 2022	September 30, 2025	$108,217	$ —	$26,536	$52,934	$ —
September 30, 2023	September 30, 2026	165,037	8,080	69,362	65,002	290,951
September 30, 2024	September 30, 2027	181,624	86,068	99,663	113,830	395,879
Six months ended March 31, 2025	September 30, 2028	92,649	—	42,488	25,498	316,229
Balances of Recoverable Expenses to PAFS		$547,527	$94,148	$238,049	$257,264	$1,003,059
Perpetual Americas Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Neither the Distributor nor ACA Group is affiliated with the Trust, the Adviser.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
Foreside Fund Officer Services, LLC, an affiliate of ACA Group, provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees allocated to the Funds and paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to PAFS pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional Shares” fees in the Statements of Operations.
Certain officers of the Trust are affiliated with PAFS, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000, certain committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2025, the aggregate Independent Trustee compensation paid by the Trust was $377,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “Trustees” expenses on the Statements of Operations.
C. Rule 12b-1 Plan
The Funds have adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “Distribution (Rule 12b-1) fees” on the Statements of Operations.
D. Credit Agreements
The Trust, on behalf of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund's option of the sum of the U.S. Federal Fund Target Rate plus 1.30%, the daily Simple Secured Overnight Financing Rate plus 1.30% or the Prime Rate minus 1.50%.
During the six months ended March 31, 2025, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:
Fund	Dollar Amount	Days Outstanding	Rate
JOHCM Emerging Markets Discovery Fund	$400,500	10	6.14%
JOHCM Global Select Fund	2,336,250	16	5.85
JOHCM International Opportunities Fund	600,000	1	5.63
JOHCM International Select Fund	14,020,000	23	5.85
The JOHCM Emerging Markets Discovery Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund incurred interest expense of $683, $6,071, $94 and $52,444, respectively, related to borrowings under the Credit Agreements during the six months ended March 31, 2025. The amounts are included in the “Interest Expense” on the Statements of Operations.

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

E. Investment Transactions
For the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
JOHCM Emerging Markets Discovery Fund	$37,157,658	$48,061,211
JOHCM Emerging Markets Opportunities Fund	100,922,428	111,705,030
JOHCM Global Select Fund	18,782,760	51,515,319
JOHCM International Opportunities Fund	56,295,586	12,760,837
JOHCM International Select Fund	2,007,542,239	3,378,309,013
F. U.S. Federal Income Tax
As of March 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Emerging Markets Discovery Fund	$50,779,694	$3,584,105	$ (3,704,312)	$ (120,207)
JOHCM Emerging Markets Opportunities Fund	1,051,761,378	165,692,600	(99,356,234)	66,336,366
JOHCM Global Select Fund	19,357,891	2,856,881	(1,114,637)	1,742,244
JOHCM International Opportunities Fund	78,427,453	3,859,413	(3,417,684)	441,729
JOHCM International Select Fund	3,049,438,293	468,980,345	(171,621,689)	297,358,656

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2024 and September 30, 2023 were as follows:
	Distributions From
Fund	Ordinary Income* 2024	Long-Term Capital Gains 2024	Ordinary Income* 2023	Long-Term Capital Gains 2023
JOHCM Emerging Markets Discovery Fund	$505,083	$— **	$440,724	$—
JOHCM Emerging Markets Opportunities Fund	15,976,561	—	15,460,229	—
JOHCM Global Select Fund	1,179,381	5,621,311 ***	1,328,041	20,006,011 ****
JOHCM International Opportunities Fund	50,314	—	38,383	—
JOHCM International Select Fund	104,424,830	—	97,456,711	—

*	Ordinary income includes short-term capital gains, if any.
**	The amounts do not include tax equalization utilized of $179,204 in net long term capital gains in which the Fund designated as being distributed to shareholders on their redemption of shares.
***
The amounts do not include the tax equalization utilized of $2,559,800 in net long term capital gains in which the JOHCM Global Select Fund designated as being distributed to shareholders on their redemption of shares.

****
The amounts do not include tax equalization utilized of $5,425,075 in net long term capital gains in which the JOHCM Global Select Fund designated as being distributed to shareholders on their redemption of shares.

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

As of the latest tax year ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
JOHCM Emerging Markets Discovery Fund	$815,199	$2,598,707	$—	$—	$10,228,211	$13,642,117
JOHCM Emerging Markets Opportunities Fund	11,123,746	—	(15,504,895)	—	129,981,418	125,600,269
JOHCM Global Select Fund	1,882,122	5,235,280	—	—	16,239,595	23,356,997
JOHCM International Opportunities Fund	1,392,016	284,821	—	—	2,685,687	4,362,524
JOHCM International Select Fund	70,149,356	—	(656,697,300)	—	1,017,053,280	430,505,336

As of the latest tax year ended September 30, 2024, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
JOHCM Emerging Markets Opportunities Fund	$15,504,895	$—
JOHCM International Select Fund	656,697,300	—
During the latest tax year ended September 30, 2024, the JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM International Select Fund and JOHCM International Opportunities Fund utilized $1,587,876, $57,980,370, $142,948,432 and $10,601, respectively, in capital loss carry forwards.
G. Capital Share Transactions
Transactions in dollars for the six months ended March 31, 2025, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Emerging Markets Discovery Fund	Advisor Shares	$727,546	$384,989	$ (3,918,089)	$ (2,805,554)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	13,124,205	4,198,932	(19,835,740)	(2,512,603)
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	9,730,972	487,262	(6,009,301)	4,208,933
JOHCM Emerging Markets Opportunities Fund	Investor Shares	2,481,664	230,617	(2,838,744)	(126,463)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	92,456,005	9,901,380	(124,278,370)	(21,920,985)
JOHCM Global Select Fund	Advisor Shares	6,784	677,442	(5,111,676)	(4,427,450)
JOHCM Global Select Fund	Institutional Shares	849,110	8,142,641	(27,295,951)	(18,304,200)
JOHCM International Opportunities Fund	Institutional Shares	49,437,653	1,762,924	(3,439,106)	47,761,471
JOHCM International Select Fund	Investor Shares	3,556,817	5,168,911	(15,324,485)	(6,598,757)
JOHCM International Select Fund	Institutional Shares	180,404,135	38,740,840	(1,413,538,127)	(1,194,393,152)

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Transactions in shares for the six months ended March 31, 2025, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Emerging Markets Discovery Fund	Advisor Shares	54,049	28,266	(274,438)	(192,123)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1,016,490	308,745	(1,489,182)	(163,947)
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	827,109	41,575	(505,411)	363,273
JOHCM Emerging Markets Opportunities Fund	Investor Shares	207,942	19,677	(239,219)	(11,600)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	7,829,194	843,389	(10,471,627)	(1,799,044)
JOHCM Global Select Fund	Advisor Shares	467	55,941	(355,762)	(299,354)
JOHCM Global Select Fund	Institutional Shares	68,265	670,176	(2,112,795)	(1,374,354)
JOHCM International Opportunities Fund	Institutional Shares	3,735,072	144,621	(279,364)	3,600,329
JOHCM International Select Fund	Investor Shares	148,288	215,731	(638,102)	(274,083)
JOHCM International Select Fund	Institutional Shares	7,569,647	1,622,993	(59,102,687)	(49,910,047)

Transactions in dollars for the year ended September 30, 2024, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
JOHCM Emerging Markets Discovery Fund	Advisor Shares	$3,381,729	$34,509	$ (1,203,221)	$2,213,017
JOHCM Emerging Markets Discovery Fund	Institutional Shares	20,787,950	345,061	(16,539,861)	4,593,150
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	9,085,437	622,846	(9,884,083)	(175,800)
JOHCM Emerging Markets Opportunities Fund	Investor Shares	11,332,956	383,614	(12,476,392)	(759,822)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	386,341,461	11,555,983	(321,282,473)	76,614,971
JOHCM Global Select Fund	Advisor Shares	499,931	1,274,018	(11,359,940)	(9,585,991)
JOHCM Global Select Fund	Institutional Shares	11,355,165	4,387,575	(32,229,307)	(16,486,567)
JOHCM International Opportunities Fund	Institutional Shares	28,844,229	789	(266,315)	28,578,703
JOHCM International Select Fund	Investor Shares	7,754,685	6,186,142	(21,057,626)	(7,116,799)
JOHCM International Select Fund	Institutional Shares	594,810,235	62,386,683	(1,760,423,359)	(1,103,226,441)

Transactions in shares for the year ended September 30, 2024, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
JOHCM Emerging Markets Discovery Fund	Advisor Shares	242,543	2,610	(86,879)	158,274
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1,458,152	26,141	(1,157,654)	326,639
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	835,748	59,889	(891,471)	4,166
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1,065,474	36,921	(1,160,472)	(58,077)
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	34,755,632	1,109,020	(29,996,227)	5,868,425
JOHCM Global Select Fund	Advisor Shares	36,384	105,204	(888,364)	(746,776)
JOHCM Global Select Fund	Institutional Shares	854,550	361,713	(2,459,701)	(1,243,438)
JOHCM International Opportunities Fund	Institutional Shares	2,411,352	69	(20,642)	2,390,779
JOHCM International Select Fund	Investor Shares	329,735	275,921	(891,587)	(285,931)
JOHCM International Select Fund	Institutional Shares	25,383,741	2,792,600	(74,596,627)	(46,420,286)

PERPETUAL AMERICAS FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

H. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.
As of March 31, 2025, PAFS or PAFS affiliates held outstanding shares of the Funds as follows:
Fund	Class	% Ownership
JOHCM Global Select Fund	Institutional Shares	0.1
JOHCM International Opportunities Fund	Institutional Shares	36.5

PERPETUAL AMERICAS FUNDS TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2025 (Unaudited)

Not Applicable.

PERPETUAL AMERICAS FUNDS TRUST
PROXY DISCLOSURES
March 31, 2025 (Unaudited)

Not Applicable.

PERPETUAL AMERICAS FUNDS TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2025 (Unaudited)

Included on page 42 in the Notes to Financial Statements.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Prior to and at the December 12-13, 2024 meeting of the Board of Trustees (the “Board”), the Board requested, and JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser”) provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser to the JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund (the “Funds”); (ii) the investment performance of the Funds, including the performance of the each Fund’s predecessor fund, as applicable1; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders. The Trustees were assisted in their evaluation of the Investment Advisory Agreement (the “Advisory Agreement”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. In reviewing the Advisory Agreement, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser. The Board noted that the Adviser is an indirect wholly owned subsidiary of Perpetual Limited. The Board considered the terms of the Advisory Agreement, information and reports provided by the Adviser on its respective personnel and operations, and the Adviser’s experience with the investment strategy and risks of each Fund. The Board reviewed the Adviser’s investment philosophy and portfolio construction processes, compliance program, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by the Adviser, there had been no previously undisclosed (i) material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreement or (ii) material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. The Board expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser.
Performance and Profits
The Trustees reviewed performance information for the Funds, including each Fund’s one-year, three-year, five-year and ten-year periods (as available) ended on October 31, 2024. The Board considered a report prepared by an industry standard independent service provider, FUSE Research Network LLC (the “FUSE Report”), which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks. The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser on a consolidated basis included in the Board Materials. The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss. As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers. The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.
With respect to the JOHCM Emerging Markets Discovery Fund, the Board noted that the Fund’s Contractual Management Fee2 ranked five out of 12 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 1.05% compared to a median Contractual Management Fee of 1.15% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 12 amongst the Fund’s Expense Group and 116 out of 141 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.24% compared to a median total expense of 1.29% for the Expense Group and 1.08% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 71 out of 141, 15 out of 127, and 3 out of 117 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2024, respectively. The Fund’s returns were 23.08%, 3.13%, and 10.79% compared to a median return of the Performance Universe of 23.08%, - 2.65%, and 4.35% over the one-, three-, and five-year periods ended October 31, 2024, respectively.
1 Each of the JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund has a predecessor fund which was reorganized into the Perpetual Americas Funds Trust (the “Trust”) effective July 19, 2021.
2 FUSE’s Contractual Management Fees (referred to as “Contractual Advisory Fees” in the FUSE report) reflect effective advisory fees calculated using a common asset level and then apply each fund’s contractual fee schedule at that asset level. FUSE recommends that more weight and consideration be place on contractual advisory fees for comparison to peer funds.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Turning to the JOHCM Emerging Markets Opportunities Fund, the Board noted that the Fund’s Contractual Management Fee tied with one other fund to rank three out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.90% compared to a median Contractual Management Fee of 1.00% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 13 among the Fund’s Expense Group and 59 out of 141 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.04% compared to a median total expense of 1.11% for the Expense Group and 1.08% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 68 out of 141, 30 out of 127, 58 out of 117, and 36 out of 87 among the Fund’s Performance Universe over the one-, three-, five- and ten-year periods ended October 31, 2024, respectively. The Fund’s returns were 23.39%, 0.39%, 4.37% and 3.88% compared to a median return of the Performance Universe of 23.21%, - 2.65%, 4.35% and 3.35% over the one-, three-, five- and ten-year periods ended October 31, 2024, respectively.
With respect to the JOHCM Global Select Fund, the Board noted that the Fund’s Contractual Management Fee tied with one other fund to rank 12 out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.89% compared to a median Contractual Management Fee of 0.80% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked eight out of 14 among the Fund’s Expense Group and 48 out of 67 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.98% compared to a median total expense of 0.97% for the Expense Group and 0.93% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 23 out of 67, 57 out of 64, 43 out of 56, and 32 out of 32 among the Fund’s Performance Universe over the one-, three-, five- and ten-year periods ended October 31, 2024, respectively. The Fund’s returns were 36.61%, - 3.21%, 9.18% and 7.04% compared to a median return of the Performance Universe of 33.07%, 1.68%, 11.38% and 9.76% over the one-, three-, five- and ten-year periods ended October 31, 2024, respectively.
The Board noted that regarding the JOHCM International Opportunities Fund’s Contractual Management Fee, the Fund tied with three other funds to rank nine out of 14 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.75% compared to a median Contractual Management Fee of 0.72% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked one out of 14 among the Fund’s Expense Group and three out of 109 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.50% compared to a median total expense of 0.88% for the Expense Group and 0.86% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 34 out of 108, one out of 99, and 12 out of 93 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2024, respectively. The Fund’s returns were 23.99%, 8.76%, and 8.24% compared to a median return of the Performance Universe of 22.43%, 1.58%, and 5.97% over the one-, three-, and five-year periods ended October 31, 2024, respectively.
With respect to the JOHCM International Select Fund, the Board noted that the Fund’s Contractual Management Fee ranked 12 out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s Contractual Management Fee was 0.89% compared to a median Contractual Management Fee of 0.76% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked nine out of 13 among the Fund’s Expense Group and 52 out of 66 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.98% compared to a median total expense of 0.93% for the Expense Group and 0.89% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 53 out of 66, 48 out of 63, 49 out of 59, and 32 out of 36 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2024, respectively. The Fund’s returns were 21.61%, - 5.18%, 4.58%, and 4.84% compared to a median return of the Performance Universe of 25.14%, - 2.79%, 5.80%, and 5.87% over the one-, three-, five-, and ten-year periods ended October 31, 2024, respectively.
The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2026.  After considering the comparative data, as described above, and as provided in the Board Materials, the Board concluded that the advisory fees and expense ratios were reasonable.

PERPETUAL AMERICAS FUNDS TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Economies of Scale
In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

(This page has been intentionally left blank)

Investment Adviser
JOHCM (USA) Inc
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199
Distributor
Perpetual Americas Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913
PAFT 03/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	June 3, 2025

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025